LOANS TO THIRD PARTY (Details)	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 18, 2011 Chengdu Jinhua [Member] CNY	Feb. 18, 2011 Chengdu Jinhua [Member] USD ($)	Feb. 18, 2011 Chengdu Jinhua [Member] CNY	Dec. 31, 2012 Chengdu Jinhua [Member] USD ($)	Dec. 31, 2011 Chengdu Jinhua [Member] USD ($)	Jan. 24, 2011 Chengdu Jinhua [Member] Loan One [Member] CNY	Jan. 24, 2011 Chengdu Jinhua [Member] Loan Two [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cash used to fund loans to third parties			$ 21,227,812	15,000,000	$ 22,200,000	139,800,000			99,000,000	25,800,000
Third party loan, interest rate				6.39%			7.93%		6.39%	6.39%
Interest income from loans to third party							$ 453,602	$ 1,193,226